Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Affirm Holdings, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-39888
Entity Tax Identification Number	84-2224323
Entity Address, Address Line One	221 Main Street
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	960-1518
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Class A common stock, $0.00001 par value
Trading Symbol	AFRM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001820953